Intangible Assets, Net (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Intangible Assets Disclosure [Text Block]
11. Intangible Assets, Net

The following table summarizes the lives and carrying values of the Company's intangible assets by category:

At December 31, 2011

	Useful Life	Gross Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Amortized intangible assets:
Subscriber base	10	4,553,513	(1,138,379)	(3,415,134)	-
Cable operating license	20	17,087,081	(2,936,271)	(944,437)	13,206,373

Total amortized intangible assets		$21,640,594	$(4,074,650)	$(4,359,571)	$13,206,373

At December 31, 2010

	Useful Life	Gross Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Amortized intangible assets:
Subscriber base	10	4,553,513	(1,138,379)	(3,415,134)	-
Cable operating license	20	17,087,081	(2,135,885)	(944,437)	14,006,759

Total amortized intangible assets		$21,640,594	$(3,274,264)	$(4,359,571)	$14,006,759

Amortization expense for the years ended December 31, 2011 and 2010 was $800,387 and $1,309,706, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years and thereafter are as follows:

Amortization
For the years ending December 31,
2012	$800,386
2013	800,386
2014	800,386
2015	800,386
2016	800,386
Thereafter	9,204,443

$13,206,373